Expenses by Nature - Schedule of Expenses by Nature (Details) - Statement of Income [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of sales
Total General and administrative		$ (2,187,276)	$ (2,278,392)	$ (2,315,074)
Total selling		(4,988,727)	(4,827,284)	(4,594,334)
Total Cost of sales		(74,884,902)	(65,594,321)	(64,950,972)
Cost of sales [Member]
Cost of sales
Cost of inventories, raw materials and production inputs		(64,064,509)	(55,402,817)	(55,435,841)
Salaries and benefits		(8,785,199)	(8,260,103)	(7,641,355)
Depreciation and amortization		(2,035,194)	(1,931,401)	(1,873,776)
Selling [Member]
Cost of sales
Freight and selling expenses		(3,883,770)	(3,637,983)	(3,848,089)
Salaries and benefits		(583,573)	(715,562)	(302,395)
Depreciation and amortization		(85,802)	(71,114)	(63,990)
Advertising and marketing		(365,470)	(319,018)	(313,736)
Net impairment recovery (losses)		20,603	(10,588)	(7,748)
Commissions		(90,715)	(73,019)	(58,376)
General and administrative [Member]
Cost of sales
Salaries and benefits		(1,117,581)	(903,731)	(1,247,927)
Fees, services purchased and general expenses	[1]	(684,091)	(911,428)	(735,386)
Depreciation and amortization		(187,524)	(187,035)	(211,095)
DOJ - department of justice and Antitrust agreements		(182,275)	(253,731)	(102,500)
Donations and social programs	[2]	$ (15,805)	$ (22,467)	$ (18,166)

[1]	Includes additions, reversals and changes in estimates of legal expenses.
[2]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.